Related parties' transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable	$ 18,542	$ 12,953
Accounts payable / Debt	10,573	1,362
(Expenses) / Income	(54)	846
Servicos Especializadosde Avaliacaode Empresas Ltda [Member] | Expense Reimbursement [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt
(Expenses) / Income	(444)	(251)
Miazga Participacoes [Member] | Lease Agreement [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt	606	5
(Expenses) / Income	(250)	(10)
Miazga Participacoes [Member] | Royalties [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt	1,325	671
(Expenses) / Income	(823)
Arqueana Empreendimentos Participacoes [Member] | Lease Agreement [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt	1,381	123
(Expenses) / Income	(301)	(16)
Tatooine [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt	155
(Expenses) / Income
Tatooine [Member] | Loans Agreement [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt	5,653
(Expenses) / Income	(11)
Tatooine [Member] | Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable	18,542	12,953
Accounts payable / Debt
(Expenses) / Income	2,738	2,092
Instituto Litio Verde [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Pre-payments / Receivable
Accounts payable / Debt	1,453	563
(Expenses) / Income	$ (963)	$ (969)